Financial Instruments and Fair Value Measurements - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) T	Dec. 31, 2017 USD ($)
Disclosure of fair value measurement of assets [line items]
Borrowings	$ 4,175,240	$ 4,146,601
Trade and other current payables	459,244	435,869
Finance lease payable	12,057	12,518
Liquidity risk [member]
Disclosure of fair value measurement of assets [line items]
Trade and other current payables	407,800
Finance lease payable	12,100
Liquidity risk [member] | Project Finance Borrowings [member]
Disclosure of fair value measurement of assets [line items]
Borrowings	4,200,000
Foreign exchange risk [member] | Mongolian Tugrik [member]
Disclosure of fair value measurement of assets [line items]
Foreign exchange gain (loss)	22,700	21,900
Interest rate risk [member] | London Interbank Offered Rate (LIBOR) [member]
Disclosure of fair value measurement of assets [line items]
Calculated change in net earnings due to 100 basis point increase in LIBOR interest rates	$ 41,800	$ 4,900
Commodity price risk [member]
Disclosure of fair value measurement of assets [line items]
Copper in concentrate, sales | T	28,500